Goodwill - Schedule of Changes in Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Abstact]
Goodwill at beginning of period	$ 119,282	$ 67,260
Acquisitions through business combinations	4,966	81,022
Impairment		(29,000)
Goodwill at end of period	$ 124,248	$ 119,282